Unaudited condensed consolidated interim cash flow statement - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Statement of cash flows [abstract]
Net cash outflow from operating activities	[1]	£ (540)	£ (445)
Investing activities
Acquisitions	[1]	(33)	(198)
Disposals of investments and subsidiaries		29	11
Purchases of property, plant and equipment		(82)	(81)
Purchases of other intangible assets (including software)		(25)	(23)
Proceeds on disposal of property, plant and equipment		1	3
Net cash outflow from investing activities		(110)	(288)
Financing activities
Principal elements of lease payments		(140)	(135)
Share option proceeds		0	1
Cash consideration received from non-controlling interests		3	0
Cash consideration for purchase of non-controlling interests		(20)	(16)
Share repurchases and buybacks		(57)	(37)
Proceeds from borrowings and bonds		1,060	1,044
Repayment of borrowings and bonds		(13)	(470)
Financing and share issue net costs		(6)	(5)
Dividends paid to non-controlling interests in subsidiary undertakings		(34)	(61)
Net cash inflow from financing activities		793	321
Net increase/(decrease) in cash and cash equivalents		143	(412)
Translation of cash and cash equivalents		(59)	(59)
Cash and cash equivalents at beginning of period		1,944	1,515
Cash and cash equivalents at end of period		£ 1,944	£ 1,515

[1]	This includes initial cash consideration for acquisitions (less cash and cash equivalents acquired) as well as earnout payments made.
Earnout payments in excess of the amount determined at acquisition are recorded as operating activities.